Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
C000227568_0_LG_BBIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227568_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000227568_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,268
C000227568_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,085
C000227568_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,977
C000227568_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,632
C000227568_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Education Fund
C000227568_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227568_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,089
C000227568_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,448
C000227568_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,575
C000227568_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,229
C000227568_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Education Income Composite Index
C000227568_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227568_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,059
C000227568_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,437
C000227568_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,515
C000227568_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,131
C000227568_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000227568_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000227568_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,055
C000227568_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,467
C000227568_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,580
C000227568_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,219